Stock Authorization And Issuance	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stock Authorization And Issuance

11. STOCK AUTHORIZATION AND ISSUANCE

Preferred Stock

We have 15 million shares of preferred stock authorized for issuance at the direction of the board of directors (the “Board”).  On November 17, 2005, our Board designated 0.1 million shares of authorized preferred stock as the Series E Preferred Stock in conjunction with its adoption of a Shareholder Protection Rights Agreement.  As of December 31, 2018, we had no outstanding preferred stock.

Common Stock

We have 75 million shares of common stock authorized for issuance.   Our shareholders approved an amendment to our articles of incorporation in 2017 to increase the number of authorized shares of common stock from 20 million to 30 million shares.  In addition, on June 12, 2018, our shareholders approved an amendment to our articles of incorporation to increase the number of authorized shares of common stock from 30 million to 40 million shares and on October 30, 2018, our shareholders approved an amendment to our articles of incorporation to increase the number of our authorized shares of common stock from 40 million to 75 million shares.

As of December 31, 2018, we have 14.5 million shares reserved for issuance under outstanding warrants, options and unvested RSUs, 0.3 million shares reserved for future issuance under shareholder approved equity compensation plans, and 6.0 million shares reserved for the payment of interest and conversion of principal under outstanding convertible notes.

Stock Issuances

The following table presents a summary of completed equity offerings for the years ended December 31, 2018 and 2017 (in thousands, except for per share amounts):

Date	Transaction	# of Common Shares/ Units Sold	Average Price per Share/Unit	# of Warrants Issued (in 000’s)	Average Exercise Price per Warrant	Net Proceeds (1)
July 2018 and September 2018	Offerings under PIPE Agreement	-	-	10,000	$0.38	$1,901
March 2018	Director Stock Purchase	217	$0.83	-	-	$180
March - May 2018	Offerings under ATM	1,359	$0.87	-	-	$1,148
January - June 2018	Offerings under Equity Line Agreement	2,940	$0.70	-	-	$2,047
October - December 2017	Offerings under Equity Line Agreement	773	$1.29	-	-	$958
August - December 2017	Offerings under ATM	2,119	$1.50	-	-	$2,970
February 2017	Director Stock Purchase	81	$2.11	-	-	$170
January - March 2017	Offerings under ATM	4,072	$2.46	-	-	$9,581

(1)	After deduction of applicable underwriters’ discounts, placement agent fees, and other offering costs.

Private Placement with Aspire Capital

In July 2018, we entered into a securities purchase agreement (the “PIPE Agreement”) with Aspire Capital for the sale of up to $2.0 million of shares of our common stock (or pre-funded warrants) and warrants, in two tranches.  Upon the initial closing, we sold to Aspire Capital (i) a pre-funded warrant to purchase up to 2.5 million shares of our common stock with an exercise price of $0.01 per share (“Pre-Funded Warrant”) and (ii) a warrant to purchase up to 2.5 million shares of our common stock with an exercise price of $0.74 per share (a “Warrant”), for an aggregate purchase price of approximately $1.0 million.  In addition, pursuant to the PIPE Agreement, in September 2018, we sold to Aspire Capital (i) a second Pre-Funded Warrant to purchase up to 2.5 million shares of common stock exercise price of $0.01 per share and (ii) a second Warrant to purchase an additional 2.5 million shares of common stock at an exercise price of $0.74 per share, for an additional aggregate purchase price of approximately $1.0 million.  The aggregate proceeds from the sale of Pre-Funded Warrants and Warrants to Aspire Capital are $1.9 million after deduction of legal fees and registration costs of approximately $0.05 million.  The Warrants and Pre-Funded Warrants expire five years after their respective issuance date and have substantially similar other terms, except (i) for exercise price and (ii) that the Warrants are exercisable on the date that is six months after issuance and the Pre-Funded Warrants are immediately exercisable after issuance.  The shares underlying the Pre-Funded Warrants and Warrants are registered under a registration statement that became effective in September 2018 (Registration No.333-226738).

At Market Issuance Sales Agreements

We filed a shelf registration statement on Form S-3 with the SEC in November 2016 (Registration No. 333-214598) for the offering of various securities, up to $15 million, over a period of up to three years.  On December 30, 2016, we entered into an At Market Issuance Sales Agreement (“ATM”) with FBR Capital Markets & Co. (“FBR”) for the sale of up to $10 million in shares of our common stock under the shelf registration statement (the “First ATM”).  From January through March 2017, we sold an aggregate of 4.1 million shares of our common stock at an average price of $2.46 per share under the First ATM for net proceeds of approximately $9.6 million, after deduction of approximately $0.4 million in FBR fees and commissions, legal fees and other offering costs.

On August 14, 2017, we entered into a new ATM agreement with FBR for the sale of up to approximately $4.4 million in shares of our common stock registered under the shelf registration statement (the “Second ATM”).  From August to December 2017, we completed the sale of approximately 2.1 million shares of our common stock at an average price of $1.50 under the Second ATM for net proceeds of approximately $3.0 million, after deduction of approximately $0.2 million in FBR fees and commissions, legal fees and other offering costs.  From March to May 2018, we completed the sale of approximately 1.4 million shares of our common stock at an average price of $0.87 per share under the Second ATM for aggregate net proceeds of approximately $1.1 million, after deduction of approximately $0.1 million in FBR fees and commissions.   We had no additional amounts available under the shelf registration statement as of December 31, 2018.

Equity Line Agreement

In October 2017, we entered into a common stock purchase agreement (the “Equity Line Agreement”) with Aspire Capital.  Under the Equity Line Agreement, Aspire Capital committed to purchase up to an aggregate of $20 million in shares of our common stock over the 30-month term of the Equity Line Agreement.   In consideration for entering into the Equity Line Agreement, we issued to Aspire Capital approximately 0.3 million shares of our common stock as a commitment fee.   We filed a registration statement to register the sale of up to 4 million shares of our common stock by Aspire Capital under the Equity Line Agreement. The registration statement was declared effective November 27, 2017 (File No. 333-221250).

Under the Equity Line Agreement, on any trading day selected by us, we have the right, in our sole discretion, to present Aspire Capital with a purchase notice, directing Aspire Capital to purchase up to 0.15 million shares of our common stock, provided that the aggregate purchase amount for such shares does not exceed $0.5 million and subject to the maximum aggregate amount of $20 million.  The per share purchase price for each purchase notice is equal to the lesser of (i) the lowest sale price of our common stock on the purchase date; or (ii) the arithmetic average of the three lowest closing sale prices for our common stock during the ten consecutive trading days ending on the trading day immediately preceding the purchase date.

In addition, on any date on which we submit a purchase notice to Aspire Capital, we also have the right, in our sole discretion, to present Aspire Capital with a volume-weighted average price (“VWAP”) purchase notice directing Aspire Capital to purchase an amount of stock equal to up to 30% of the aggregate shares of our common stock traded on its principal market on the next trading day, or such lesser amount as we may determine.  The purchase price per share pursuant to the VWAP purchase notice is generally 97% of the volume-weighted average price for our common stock traded on its principal market on the VWAP purchase date, subject to terms and limitations of the agreement.

The number of shares that may be issued to Aspire Capital under the Equity Line Agreement was limited to that number of shares representing 19.99% of our pre-transaction shares outstanding (the “Exchange Cap”), unless shareholder approval was obtained or unless the average price for shares sold in excess of the Exchange Cap is equal or greater to $1.48 which represents the closing bid price of our common stock at the date we entered into the Equity Line Agreement.  In June 2018, our shareholders approved the issuance of shares to Aspire Capital under the Equity Line Agreement in excess of 19.99% of our pre-transaction shares outstanding.

In 2017, we sold an aggregate of 0.77 million shares of our common stock to Aspire Capital under the Equity Line Agreement for aggregate net proceeds of approximately $0.96 million after deduction of legal and other offering costs of approximately $0.04 million.  From January 2018 to June 2018, we sold an aggregate of 2.9 million shares of our common stock to Aspire Capital under the Equity Line Agreement for aggregate net proceeds of approximately $2.0 million.   As of December 31, 2018, we had no registered shares available under the Equity Line Agreement.   Upon registration of additional shares, and subject to the terms and conditions of the Equity Line Agreement, including a $0.50 per share minimum price, we have $16.9 million remaining under the Equity Line Agreement.

Director Stock Purchases

On March 26, 2018, three of our directors purchased an aggregate of 0.2 million shares of our common stock in an unregistered sale of equity securities at a purchase price of $0.83 per share.  In February 2017, one of our directors purchased 0.1 million shares of our common stock in an unregistered sale of equity securities at a purchase price of $2.11 per share.   Director purchases of our common stock were made at or above market price at the date of purchase (see Note 14).

Stock for Services

For the year ended December 31, 2017, we issued an aggregate of 0.3 million shares of unregistered common stock to two consultants in exchange for an aggregate of approximately $0.4 million in prepaid retainers for executive consulting and other advisory services.  We have no registration obligation with respect to these shares.

Common Stock Warrants

In December 2018, we issued a  warrant for the purchase of up to 5.0 million shares of our common stock at $0.16 per share to Brickell in connection with an amendment to the CPIA (see Note 7).  The CPIA is recorded as a liability at its estimated fair value.  At the transaction date, the estimated fair value of the liability to Brickell exceeded the net proceeds received from Brickell.  Accordingly, no value was assigned to the warrants issued in connection with the transaction.   The warrant is immediately exercisable, expires five years from the date of issuance and includes cashless exercise and registration rights.  The shares underlying the warrant have not yet been registered.

As of December 31, 2018, we had outstanding warrants for the purchase of up to 13.3 million shares of our common stock, including Pre-Funded Warrants for the purchase of up to 2.9 million shares of our common stock.  The estimated grant date fair value of these warrants of $1.8 million and $0.8 million at December 31, 2018 and 2017, respectively, is included in shareholders’ deficit in our consolidated balance sheets.  As of December 31, 2018, our outstanding warrants have an average exercise price of $0.39 per share and a weighted average remaining life of approximately five years.

For the year ended December 31, 2018, we issued approximately 2.0 million shares of our common stock upon cashless exercise of 2.1 million Pre-Funded Warrants.   In addition, a warrant for the purchase of 0.07 million shares with an exercise price of $3.25 per share expired unexercised in 2018.  There were no warrant exercises or expirations for the year ended December 31, 2017 and no cash received from warrant exercises for 2018 or 2017.

Shareholder Protection Rights Agreement

On November 20, 2015, we amended our Shareholder Protection Rights Agreement (“Rights Agreement”) dated November 21, 2005.  The amendment extends the expiration date of the Rights Agreement from November 21, 2015 to November 20, 2020 and decreases the exercise price of the rights to $14.50 after giving effect to the one-for-ten reverse stock split that became effective March 30, 2016.

The Rights Agreement provided for the issuance, on November 29, 2005, as a dividend, rights to acquire fractional shares of Series E Preferred Stock.  We did not assign any value to the dividend as the value of these rights is not believed to be objectively determinable.  The principal objective of the Rights Agreement is to cause someone interested in acquiring us to negotiate with our Board rather than launch an unsolicited or hostile bid.  The Rights Agreement subjects a potential acquirer to substantial voting and economic dilution.  Each share of common stock issued by ParkerVision will include an attached right.

The rights initially are not exercisable and trade with the common stock of ParkerVision.  In the future, the rights may become exchangeable for shares of Series E Preferred Stock with various provisions that may discourage a takeover bid.  Additionally, the rights have what are known as “flip-in” and “flip-over” provisions that could make any acquisition of us more costly to the potential acquirer.  The rights may separate from the common stock following the acquisition of 15% or more of the outstanding shares of common stock by an acquiring person.  Upon separation, the holder of the rights may exercise their right at an exercise price of $14.50 per right (the “Exercise Price”), subject to adjustment and payable in cash.  Upon payment of the Exercise Price, the holder of the right will receive from us that number of shares of common stock having an aggregate market price equal to twice the Exercise Price, as adjusted.  The Rights Agreement also has a flip over provision allowing the holder to purchase that number of shares of common/voting equity of a successor entity, if we are not the surviving corporation in a business combination, at an aggregate market price equal to twice the Exercise Price.  We have the right to substitute for any of our shares of common stock that we are obligated to issue, shares of Series E Preferred Stock at a ratio of one ten-thousandth of a share of Series E Preferred Stock for each share of common stock.  The Series E Preferred Stock, if and when issued, will have quarterly cumulative dividend rights payable when and as declared by the Board, liquidation, dissolution and winding up preferences, voting rights and will rank junior to other securities of ParkerVision unless otherwise determined by the Board.

The rights may be redeemed upon approval of the Board at a redemption price of $0.01.